EXHIBIT 99.15

Clarifii data compare report

Loan ID	Redaction ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	786193	XXXX	XXXX	Interest Rate	notePage	6.625	0.0662	NOTE
XXXX	786193	XXXX	XXXX	Property Type	propertyValuationPage	Two to Four Unit	Single Family Detached	Per appraisal and title and tape 2 units.